Note 3 - Notes and Other Receivables - Schedule of Notes Receivables (Details) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Notes and other receivables	$ 913,719	$ 905,642	$ 1,085,386
Wellness Group Pharms LLC [Member]
Notes and other receivables	782,130	780,315	780,315
Coastal Compassion Inc. [Member]
Notes and other receivables	$ 131,589	$ 125,327	$ 57,693